Investment in joint venture - Summary of movement in right-of-use asset related to mining contractor services agreements of AGM (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Initial recognition of right-of-use assets upon adoption of IFRS 16	$ 36,600
Depreciation expense		$ (35)
Balance, end of year		589
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Balance, beginning of year		0
Initial recognition of right-of-use assets upon adoption of IFRS 16		36,616
Recognition of mining contractor services agreements entered into during the year		10,502
Depreciation expense		(17,255)
Derecognition associated with termination of contractor services agreement		(10,343)
Balance, end of year	$ 0	$ 19,520